Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets
Trade debtors	$ 657	$ 471	$ 1,273
Other debtors	1,532	4,009	164
Prepayments and accrued income	852	517	1,780
Total	$ 3,041	$ 4,997	3,217
Non-current Assets
Other debtors			1,888
Total non-current Assets			$ 1,888